Convertible Debt (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Convertible Debt
Net proceeds from issuance of the Notes			$ 879,293
2022 Notes
Convertible Debt
Aggregate principal amount	$ 900,000	$ 900,000
Coupon interest (as a percent)	1.25%	1.25%
Due date of the Notes	Nov. 15, 2022
Initial conversion price (in dollars per ADS) | $ / shares	$ 133.27
Net proceeds from issuance of the Notes		$ 879,300
Issuance cost		20,700
Interest expense		$ 15,400	$ 2,700
Class A ordinary shares | 2022 Notes
Convertible Debt
Conversion ratio per ADS	1